Depreciation Amortization and Impairment - Schedule of Impairment losses (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Total	$ (28)	$ (27)	$ (351)
Financial Investments Available-for-Sale [member]
Disclosure of financial assets [line items]
Subtotal financial assets	0	0	0
Held to Maturity Investments [Member]
Disclosure of financial assets [line items]
Subtotal financial assets	0	0	0
Nonfinancial assets property plant and equipment [member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets	(28)	(27)	(351)
Total	$ (28)	$ (27)	$ (351)